Organization and Line of Business (Details Narrative) - USD ($)	Aug. 12, 2020	Dec. 31, 2019
Equity interest, percentage		50.00%
Subsequent Event [Member] | VoltH2 Holdings AG [Member]
Payment for investment	$ 175,000
Equity interest, percentage	17.50%